Nature and Continuance of Operations and Going Concern (Narrative) (Details) - USD ($)	Dec. 31, 2024	Mar. 31, 2024	Dec. 31, 2023	Mar. 31, 2023
Nature And Continuance Of Operations And Going Concern [Abstract]
Cash	$ 621,086	$ 1,150,891
Working capital	12,835,583
Accumulated deficit	(93,597,367)	(79,020,920)
Shareholder's equity	$ 2,138,161	$ 11,566,819	$ 18,052,671	$ 27,662,006